MERRILL LYNCH IRA ANNUITYSM

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Merrill Lynch Life Variable Annuity Separate Account D

Supplement Dated September 20, 2019

to the

Prospectus dated May 1, 2014

MERRILL LYNCH IRA ANNUITYSM

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

ML of New York Variable Annuity Separate Account D

Supplement Dated September 20, 2019

to the

Prospectus dated May 1, 2005

Effective July 1, 2019, the Ready Assets Government Liquidity Fund was closed to new investments.

Effective on or about November 29, 2019, the following subaccount will generally be available to contracts::

SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
TA BlackRock Government Money Market	Transamerica BlackRock Government Money Market	BlackRock Investment Management, LLC

Investment Objective: Seeks as high a level of current income as is consistent with preservation of capital and liquidity.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Merrill Lynch IRA Annuity dated May 1, 2014, and May 1, 2005, respectively